Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (198,219)	$ (447,660)
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAXES
Unrealized (losses) gains on available-for-sale equity securities, net of tax (expense) / recovery of ($5,539), $5,539 (Note 6 (a))	(22,350)	17,433
Unrealized gains (losses) on available-for-sale debt securities, net of tax of $nil, $nil (Note 7)	11,685	(12,062)
Currency translation adjustments, net of tax of $nil, $nil		(26,045)
TOTAL OTHER COMPREHENSIVE LOSS	(10,665)	(20,674)
TOTAL COMPREHENSIVE (LOSS) INCOME	(208,884)	(468,334)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Turquoise Hill Resources Ltd.	20,874	(122,366)
Noncontrolling interests	(229,758)	(345,968)
TOTAL COMPREHENSIVE (LOSS) INCOME	$ (208,884)	$ (468,334)